Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Sensitivity
The following table details our sensitivity to a 10.0% strengthening of foreign currencies against the euro. The sensitivity analysis includes foreign currency denominated monetary items outstanding and adjusts their translation at the period end for a 10.0% strengthening in foreign currency rates. A positive amount indicates an increase in net income or equity.

Year ended December 31 (€, in millions)	2021		2022
	Impact on net income	Impact on equity	Impact on net income	Impact on equity
US dollar	(6.9)	51.5	(7.2)	65.3
Japanese yen	(2.2)	(32.9)	(0.1)	(16.6)
Taiwanese dollar	(3.7)	—	(12.8)	—
Other currencies	6.2	—	(1.3)	—
Total	(6.6)	18.6	(21.4)	48.7

Schedule of Interest Rate Sensitivity
The sensitivity analysis below has been determined based on the exposure to interest rates for both derivative financial and non-derivative financial instruments at the balance sheet date with the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period. The table below shows the effect of a 1.0% increase in interest rates on our net income and equity. A positive amount indicates an increase in net income and equity.

Year ended December 31 (€, in millions)	2021		2022
	Impact on net income	Impact on equity	Impact on net income	Impact on equity
Effect of a 1.0% increase in interest rates	45.9	—	43.8	—

Summary of Notional Amounts and Estimated Fair Values of Financial Instruments
The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

Year ended December 31 (€, in millions)	2021		2022
	Notional amount	Fair Value	Notional amount	Fair Value
Forward foreign exchange contracts	27.5	12.8	158.5	(18.8)
Interest rate swaps	3,000.0	83.9	3,000.0	(225.1)

Derivative Financial Instruments Per Category
The following table summarizes our derivative financial instruments per category:

Year ended December 31 (€, in millions)	2021		2022
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps — fair value hedges	83.9	—	1.7	226.8
Forward foreign exchange contracts — cash flow hedges	15.0	2.2	3.0	18.1
Forward foreign exchange contracts — no hedge accounting	0.6	0.6	12.6	16.3
Total	99.5	2.8	17.3	261.2
Less non-current portion:
Interest rate swaps — fair value hedges	47.3	—	—	179.0
Total non-current portion	47.3	—	—	179.0
Total current portion	52.2	2.8	17.3	82.2

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our financial assets and financial liabilities that are measured at fair value on a recurring basis:

Year ended December 31, 2022 (€, in millions)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments[1]	—	17.3	—	17.3
Money market funds[2]	3,196.7	—	—	3,196.7
Short-term investments[3]	—	107.7	—	107.7
Total	3,196.7	125.0	—	3,321.7
Liabilities measured at fair value
Derivative financial instruments[1]	—	261.2	—	261.2
Assets and Liabilities for which fair values are disclosed
Loan receivable	—	—	307.9	307.9
Long-term debt[4]	4,072.8	—	—	4,072.8

Year ended December 31, 2021 (€, in millions)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments[1]	—	99.5	—	99.5
Money market funds[2]	2,928.3	—	—	2,928.3
Short-term investments[3]	—	638.5	—	638.5
Total	2,928.3	738.0	—	3,666.3
Liabilities measured at fair value
Derivative financial instruments[1]	—	2.8	—	2.8
Assets and Liabilities for which fair values are disclosed
Loan receivable	—	—	124.4	124.4
Long-term debt[4]	4,673.9	—	—	4,673.9
1.Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.
2.Money market funds are part of our cash and cash equivalents.
3.Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but one year or less at the date of acquisition. These deposits are valued at amortized costs which is close to their fair value. Their fair value is determined with reference to quoted market prices in an active market for similar assets or discounted cash flow analysis.
4.Long-term debt mainly relates to Eurobonds.